Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
Long-term Debt
17.    Long-term Debt
The following tables present the composition of our long-term debt portfolio.

December 31, ($ in millions)	Amount	Interest rate	Weighted average interest rate (a)	Due date range
2011
Senior debt
Fixed rate (b)	$39,657
Variable rate	3,393
Total senior debt (c)	43,050	0.00 - 16.68%	6.15%	2012-2049
Subordinated debt
Fixed rate	4,675
Variable rate (d)	8,246
Total subordinated debt (e)	12,921	0.76-17.05%	4.62%	2012-2031
VIE secured debt
Fixed rate	16,538
Variable rate	16,605
Total VIE secured debt	33,143	0.32-8.30%	1.96%	2012-2040
Trust preferred securities
Fixed rate	2,622	8.13%	8.13%	2040
Fair value adjustment (f)	1,058
Total long-term debt (g)	$92,794
2010
Senior debt
Fixed rate (b)	$45,905
Variable rate	2,314
Total senior debt (c)	48,219	0.00–16.21%	6.56%	2011–2049
Subordinated debt
Fixed rate	4,227
Variable rate (d)	6,632
Total subordinated debt (e)	10,859	0.83–17.05%	4.76%	2011–2018
VIE secured debt
Fixed rate	10,706
Variable rate	13,760
Total VIE secured debt	24,466	0.30-8.30%	2.62%	2011–2016
Trust preferred securities
Fixed rate	2,621	8.00%	8.00%	2040
Fair value adjustment (f)	447
Total long-term debt (g)	$86,612

(a)	Based on the debt outstanding and the interest rate at December 31 of each year.

(b)	Includes $7.4 billion at both December 31, 2011 and 2010, guaranteed by the Federal Deposit Insurance Corporation (FDIC) under the Temporary Liquidity Guarantee Program.

(c)	Includes secured long-term debt of $4.0 billion at both December 31, 2011 and 2010.

(d)	Includes $8.2 billion and $6.4 billion of debt outstanding from the Ally Bank, U.S. and Canadian automotive secured revolving credit facilities at December 31, 2011 and 2010, respectively.

(e)	Includes secured long-term debt of $12.7 billion and $10.6 billion at December 31, 2011 and 2010, respectively.

(f)	Amount represents the hedge accounting adjustment of fixed-rate debt.

(g)	Includes fair value option-elected secured long-term debt of $830 million and $972 million at December 31, 2011 and 2010, respectively. Refer to Note 27 for additional information.

	2011			2010
December 31, ($ in millions)	Unsecured	Secured	Total	Unsecured	Secured	Total
Long-term debt
Due within one year	$11,664	$14,521	$26,185	$8,555	$13,603	$22,158
Due after one year	30,272	35,279	65,551	38,499	25,508	64,007
Fair value adjustment	1,058	—	1,058	447	—	447
Total long-term debt	$42,994	$49,800	$92,794	$47,501	$39,111	$86,612
The following table presents the scheduled maturity of long-term debt, assuming no early redemptions will occur. The actual payment of secured debt may vary based on the payment activity of the related pledged assets.

Year ended December 31, ($ in millions)	2012	2013	2014	2015	2016	2017 and thereafter	Fair value adjustment	Total
Unsecured
Long-term debt	$12,014	$2,336	$5,755	$3,601	$1,457	$18,967	$1,058	$45,188
Original issue discount	(350)	(263)	(190)	(57)	(62)	(1,272)	—	(2,194)
Total unsecured	11,664	2,073	5,565	3,544	1,395	17,695	1,058	42,994
Secured
Long-term debt	14,416	15,075	11,113	4,816	1,405	2,729	—	49,554
Troubled debt restructuring concession (a)	105	82	46	13	—	—	—	246
Total secured	14,521	15,157	11,159	4,829	1,405	2,729	—	49,800
Total long-term debt	$26,185	$17,230	$16,724	$8,373	$2,800	$20,424	$1,058	$92,794

(a)
In the second quarter of 2008, ResCap executed an exchange offer that resulted in a concession being recognized as an adjustment to the carrying value of certain new secured notes. This concession is being amortized over the life of the new notes through a reduction to interest expense using an effective yield methodology.

The following table presents the scheduled maturity of long-term debt held by ResCap, assuming no early redemptions will occur. The actual payment of secured debt may vary based on the payment activity of the related pledged assets.

Year ended December 31, ($ in millions)	2012	2013	2014	2015	2016	2017 and thereafter	Fair value adjustment	Total
ResCap
Unsecured debt
Long-term debt	$338	$526	$101	$114	$—	$—	$18	$1,097
Original issue discount	—	—	—	—	—	—	—	—
Total unsecured	338	526	101	114	—	—	18	1,097
Secured debt
Long-term debt	3	772	707	707	—	1,682	—	3,871
Troubled debt restructuring concession (a)	105	82	46	13	—	—	—	246
Total secured debt	108	854	753	720	—	1,682	—	4,117
ResCap — Total long-term debt	$446	$1,380	$854	$834	$—	$1,682	$18	$5,214

(a)
In the second quarter of 2008, ResCap executed an exchange offer that resulted in a concession being recognized as an adjustment to the carrying value of certain new secured notes. This concession is being amortized over the life of the new notes through a reduction to interest expense using an effective yield methodology.

To achieve the desired balance between fixed- and variable-rate debt, we utilize interest rate swap agreements. The use of these derivative financial instruments had the effect of synthetically converting $14.1 billion of our fixed-rate debt into variable-rate obligations and $13.5 billion of our variable-rate debt into fixed-rate obligations at December 31, 2011. In addition, certain of our debt obligations are denominated in currencies other than the currency of the issuing country. Foreign-currency swap agreements are used to hedge exposure to changes in the exchange rates of obligations.
The following summarizes assets restricted as collateral for secured borrowing arrangements, which primarily arise from securitization transactions accounted for as secured borrowings and repurchase agreements.

	2011		2010
December 31, ($ in millions)	Total	Ally Bank (a)	Total	Ally Bank (a)
Trading assets	$27	$—	$36	$—
Loans held-for-sale	805	—	1,035	—
Mortgage assets held-for-investment and lending receivables	12,197	11,188	12,451	11,137
Consumer automobile finance receivables	33,888	17,320	27,164	14,927
Commercial automobile finance receivables	20,355	14,881	19,741	15,034
Investment securities	780	780	2,191	2,190
Investment in operating leases, net	4,555	431	3,199	—
Mortgage servicing rights	1,920	1,286	2,801	1,746
Other assets	3,973	1,816	3,990	1,700
Total assets restricted as collateral (b)	$78,500	$47,702	$72,608	$46,734
Secured debt (c)	$52,965	$25,533	$42,392	$20,199

(a)	Ally Bank is a component of the total column.

(b)
Ally Bank has an advance agreement with the Federal Home Loan Bank of Pittsburgh (FHLB) and access to the Federal Reserve Bank Discount Window. Ally Bank had assets pledged and restricted as collateral to the FHLB and Federal Reserve Bank totaling $11.8 billion and $15.2 billion at December 31, 2011 and 2010, respectively. These assets were composed of consumer and commercial mortgage finance receivables and loans, net, consumer automobile finance receivables and loans, net, and investment securities. Under the agreement with the FHLB, Ally Bank also had assets pledged as collateral under a blanket lien totaling $7.3 billion and $5.3 billion at December 31, 2011 and 2010, respectively. These assets were primarily composed of mortgage servicing rights, consumer automobile finance receivables and loans, net, and other assets. Availability under these programs is generally only for the operations of Ally Bank and cannot be used to fund the operations or liabilities of Ally or its subsidiaries.

(c)	Includes $3,165 million and $3,281 million of short-term borrowings at December 31, 2011 and 2010, respectively.
Trust Preferred Securities
On December 30, 2009, we entered into a Securities Purchase and Exchange Agreement with U.S. Department of Treasury (Treasury) and GMAC Capital Trust I, a Delaware statutory trust (the Trust), which is a finance subsidiary that is wholly owned by Ally. As part of the agreement, the Trust sold to Treasury 2,540,000 trust preferred securities (TRUPS) issued by the Trust with an aggregate liquidation preference of $2.5 billion. Additionally, we issued and sold to Treasury a ten‑year warrant to purchase up to 127,000 additional TRUPS with an aggregate liquidation preference of $127 million, at an initial exercise price of $0.01 per security, which Treasury immediately exercised in full.
On March 1, 2011, the Declaration of Trust and certain other documents related to the TRUPS were amended and all the outstanding TRUPS held by Treasury were designated 8.125% Fixed Rate / Floating Rate Trust Preferred Securities, Series 2 (Series 2 TRUPS). On March 7, 2011, Treasury sold 100% of the Series 2 TRUPS in an offering registered with the SEC. Ally did not receive any proceeds from the sale.
Each Series 2 TRUPS security has a liquidation amount of $25. Distributions are cumulative and are payable until redemption at the applicable coupon rate. Distributions are payable at an annual rate of 8.125% payable quarterly in arrears, beginning August 15, 2011, to but excluding February 15, 2016. From and including February 15, 2016, to but excluding February 15, 2040, distributions will be payable at an annual rate equal to three-month London interbank offer rate plus 5.785% payable quarterly in arrears, beginning May 15, 2016. Ally has the right to defer payments of interest for a period not exceeding 20 consecutive quarters. The Series 2 TRUPS have no stated maturity date, but must be redeemed upon the redemption or maturity of the related debentures (Debentures), which mature on February 15, 2040. The Series 2 TRUPS are generally nonvoting, other than with respect to certain limited matters. During any period in which any Series 2 TRUPS remain outstanding but in which distributions on the Series 2 TRUPS have not been fully paid, none of Ally or its subsidiaries will be permitted to (i) declare or pay dividends on, make any distributions with respect to, or redeem, purchase, acquire or otherwise make a liquidation payment with respect to, any of Ally's capital stock or make any guarantee payment with respect thereto; or (ii) make any payments of principal, interest, or premium on, or repay, repurchase or redeem, any debt securities or guarantees that rank on a parity with or junior in interest to the Debentures with certain specified exceptions in each case.
Covenants and Other Requirements
ResCap, our separate mortgage subsidiary, is required to maintain consolidated tangible net worth of at least $250 million at the end of each month under the terms of certain of its credit facilities. For this purpose, consolidated tangible net worth is defined as ResCap's consolidated equity, excluding intangible assets. At December 31, 2011, ResCap's consolidated tangible net worth was temporarily reduced to below $250 million resulting in a covenant breach in certain of ResCap's credit facilities. ResCap subsequently received waivers from all applicable lenders with respect to this covenant breach. Refer to Note 1, Residential Capital, LLC, for additional information.
In secured funding transactions, there are trigger events that could cause the debt to be prepaid at an accelerated rate or could cause our usage of the credit facility to be discontinued. The triggers are generally based on the financial health and performance of the servicer as well as performance criteria for the pool of receivables, such as delinquency ratios, loss ratios, commercial payment rates. During 2011, there were no trigger events that resulted in the repayment of debt at an accelerated rate or impacted the usage of our credit facilities.
When we issue debt securities in private offerings we are generally subject to registration rights agreements. Under these agreements, we agree to use reasonable efforts to cause the consummation of a registered exchange offer or to file a shelf registration statement within a prescribed period. In the event that we fail to meet these obligations, we may be required to pay additional penalty interest with respect to the covered debt during the period in which we fail to meet our contractual obligations.
Funding Facilities
We utilize both committed and uncommitted credit facilities. The financial institutions providing the uncommitted facilities are not legally obligated to advance funds under them. The amounts outstanding under our various funding facilities are included on our Consolidated Balance Sheet.
The total capacity in our committed funding facilities is provided by banks and other financial institutions through private transactions. The committed secured funding facilities can be revolving in nature and allow for additional funding during the commitment period, or they can be amortizing and not allow for any further funding after the closing date. At December 31, 2011, $32.0 billion of our $43.1 billion of committed capacity was revolving. Our revolving facilities generally have an original tenor ranging from 364 days to two years. As of December 31, 2011, we had $16.5 billion of committed funding capacity from revolving facilities with a remaining tenor greater than 364 days.
Committed Funding Facilities

	Outstanding		Unused capacity (a)		Total capacity
December 31, ($ in billions)	2011	2010	2011	2010	2011	2010
Bank funding
Secured	$5.8	$6.4	$3.7	$1.9	$9.5	$8.3
Nonbank funding
Unsecured
Automotive Finance operations	0.3	0.8	0.5	—	0.8	0.8
Secured
Automotive Finance operations (b)	14.3	8.3	13.2	9.1	27.5	17.4
Mortgage operations	0.7	1.0	0.5	0.6	1.2	1.6
Total nonbank funding	15.3	10.1	14.2	9.7	29.5	19.8
Shared capacity (c)	1.6	0.2	2.5	3.9	4.1	4.1
Total committed facilities	$22.7	$16.7	$20.4	$15.5	$43.1	$32.2

(a)
Funding from committed secured facilities is available on request in the event excess collateral resides in certain facilities or is available to the extent incremental collateral is available and contributed to the facilities.

(b)
Total unused capacity includes $4.9 billion as of December 31, 2011, and $1.2 billion as of December 31, 2010, from committed funding arrangements that are reliant upon the origination of future automotive receivables and that are available in 2012 and 2013.

(c)	Funding is generally available for assets originated by Ally Bank or the parent company, Ally Financial Inc.
Uncommitted Funding Facilities

	Outstanding		Unused capacity		Total capacity
December 31, ($ in billions)	2011	2010	2011	2010	2011	2010
Bank funding
Secured
Federal Reserve funding programs	$—	$—	$3.2	$4.0	$3.2	$4.0
FHLB advances	5.4	5.3	—	0.2	5.4	5.5
Total bank funding	5.4	5.3	3.2	4.2	8.6	9.5
Nonbank funding
Unsecured
Automotive Finance operations	1.9	1.4	0.5	0.6	2.4	2.0
Secured
Automotive Finance operations	0.1	0.1	0.1	—	0.2	0.1
Mortgage operations	—	—	0.1	0.1	0.1	0.1
Total nonbank funding	2.0	1.5	0.7	0.7	2.7	2.2
Total uncommitted facilities	$7.4	$6.8	$3.9	$4.9	$11.3	$11.7